Concentration of Market Risk (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Net Income (Loss)	$ 45,122,549	$ 21,624,799
FirstCash Holdings, Inc. common stock
EBP, Risk and Uncertainty [Line Items]
Concentration of investment at fair value to total investments, percentage	11.00%